Interest income calculated using the effective interest method (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash and balances with the Central Bank	$ 1,471	$ 1,951	$ 2,456
Hedging derivatives	340	2,432	3,541
Other interest income	353	249	191
Total interest income except interest income on financial assets at fair value through profit or loss	94,045	103,977	108,846
Financial assets except for those at fair value through profit or loss starting January 1, 2018.
Financial assets
Loans and advances to credit institutions	1,714	412	2,839
Loans and advances to customers	74,695	84,290	89,894
Debt instruments	$ 15,472	$ 14,643	$ 9,925